Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Retained Earnings (Accumulated Deficit) [Abstract]
PRC statutory reserve funds	¥ 1,098	$ 172	¥ 806
Unreserved retained earnings	144,062	22,607	134,478
Total retained earnings	¥ 145,160	$ 22,779	¥ 135,284